Basis of preparation and accounting policies - Financial assets presentation based on SPPI test of IFRS 9 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Fair value of financial assets that pass the SPPI test	$ 17,213	$ 16,220
Movement in the fair value of financial assets that pass the SPPI test	41	21
Fair value of all other financial assets, net of derivative liabilities	161,335	149,481
Movement in the fair value of all other financial assets, net of derivative liabilities	(47)	10,823
CPL
Financial assets
Fair value of financial assets that pass the SPPI test	3,078	2,556
Fair value of all other financial assets, net of derivative liabilities	24,858	17,898
Movement in the fair value of all other financial assets, net of derivative liabilities	438	1,130
Joint ventures and associates other than CITIC
Financial assets
Share of fair value of financial assets that pass the SPPI test	1,011	816
Share of fair value of all other financial assets	7,533	6,741
Share of movement in the fair value of all other financial assets	559	569
Accrued investment income
Financial assets
Fair value of financial assets that pass the SPPI test	1,171	1,049
Accrued investment income | CPL
Financial assets
Fair value of financial assets that pass the SPPI test	170	170
Accrued investment income | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of financial assets that pass the SPPI test	85	71
Other debtors
Financial assets
Fair value of financial assets that pass the SPPI test	1,779	2,901
Other debtors | CPL
Financial assets
Fair value of financial assets that pass the SPPI test	620	392
Other debtors | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of financial assets that pass the SPPI test	187	114
Loans
Financial assets
Fair value of financial assets that pass the SPPI test	2,126	1,998
Movement in the fair value of financial assets that pass the SPPI test	41	21
Fair value of all other financial assets, net of derivative liabilities	647	450
Movement in the fair value of all other financial assets, net of derivative liabilities	(1)	3
Loans | CPL
Financial assets
Fair value of financial assets that pass the SPPI test	656	502
Loans | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of financial assets that pass the SPPI test	26	18
Equity securities and holdings in collective investment schemes
Financial assets
Fair value of all other financial assets, net of derivative liabilities	61,601	59,295
Movement in the fair value of all other financial assets, net of derivative liabilities	4,061	3,186
Equity securities and holdings in collective investment schemes | CPL
Financial assets
Fair value of all other financial assets, net of derivative liabilities	12,882	9,396
Movement in the fair value of all other financial assets, net of derivative liabilities	254	1,142
Equity securities and holdings in collective investment schemes | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of all other financial assets	3,859	3,251
Share of movement in the fair value of all other financial assets	680	461
Debt securities
Financial assets
Fair value of financial assets that pass the SPPI test	226
Fair value of all other financial assets, net of derivative liabilities	98,868	89,796
Movement in the fair value of all other financial assets, net of derivative liabilities	(3,164)	6,709
Debt securities | CPL
Financial assets
Fair value of all other financial assets, net of derivative liabilities	11,976	8,502
Movement in the fair value of all other financial assets, net of derivative liabilities	184	(12)
Debt securities | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of all other financial assets	3,674	3,490
Share of movement in the fair value of all other financial assets	(121)	108
Derivative assets, net of derivative liabilities
Financial assets
Fair value of all other financial assets, net of derivative liabilities	219	(60)
Movement in the fair value of all other financial assets, net of derivative liabilities	(943)	925
Deposits
Financial assets
Fair value of financial assets that pass the SPPI test	4,741	3,875
Deposits | CPL
Financial assets
Fair value of financial assets that pass the SPPI test	1,210	1,176
Deposits | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of financial assets that pass the SPPI test	203	189
Cash and cash equivalents
Financial assets
Fair value of financial assets that pass the SPPI test	7,170	6,397
Cash and cash equivalents | CPL
Financial assets
Fair value of financial assets that pass the SPPI test	422	316
Cash and cash equivalents | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of financial assets that pass the SPPI test	$ 510	424
Discontinued US operations
Financial assets
Fair value of financial assets that pass the SPPI test		44,649
Movement in the fair value of financial assets that pass the SPPI test		3,327
Fair value of all other financial assets, net of derivative liabilities		229,879
Movement in the fair value of all other financial assets, net of derivative liabilities		25,793
Continuing and discontinued operations
Financial assets
Fair value of financial assets that pass the SPPI test		60,869
Movement in the fair value of financial assets that pass the SPPI test		3,348
Fair value of all other financial assets, net of derivative liabilities		379,360
Movement in the fair value of all other financial assets, net of derivative liabilities		$ 36,616